Risks and Uncertainties (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023	Mar. 31, 2025 USD ($)
Risks and Uncertainties [Line Items]
Compensation	$ 500,000			$ 63,695
Cash balance	20,396,353	$ 6,390,861		$ 2,621,673
Financial institutions insured (in Dollars)	$ 500,000
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Risks and Uncertainties [Line Items]
Concentration risk percentage	61.50%	69.30%	24.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Concentration risk percentage	64.50%	36.20%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Risks and Uncertainties [Line Items]
Concentration risk percentage	23.50%	10.40%	20.90%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Concentration risk percentage	12.30%	16.90%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Risks and Uncertainties [Line Items]
Concentration risk percentage			19.40%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Concentration risk percentage		16.70%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Risks and Uncertainties [Line Items]
Concentration risk percentage			16.90%
Contract Assets Concentrations [Member] | Customer One [Member] | Accounts Receivable [Member]
Risks and Uncertainties [Line Items]
Concentration risk percentage	100.00%	100.00%
Contract Assets Concentrations [Member] | Customer One [Member] | Contract Assets [Member]
Risks and Uncertainties [Line Items]
Concentration risk percentage	51.60%	82.80%
Contract Assets Concentrations [Member] | Customer Two [Member] | Contract Assets [Member]
Risks and Uncertainties [Line Items]
Concentration risk percentage	44.90%
Subcontractors Concentrations [Member] | Subcontractors One [Member] | Purchases [Member]
Risks and Uncertainties [Line Items]
Concentration risk percentage	19.20%	19.60%	13.80%
Subcontractors Concentrations [Member] | Subcontractors One [Member] | Accounts Payable [Member]
Risks and Uncertainties [Line Items]
Concentration risk percentage	19.80%	27.50%
Subcontractors Concentrations [Member] | Subcontractors Two [Member] | Purchases [Member]
Risks and Uncertainties [Line Items]
Concentration risk percentage			10.60%
Subcontractors Concentrations [Member] | Subcontractors Two [Member] | Accounts Payable [Member]
Risks and Uncertainties [Line Items]
Concentration risk percentage	13.70%	10.20%